Annual Total Returns[BarChart] - Invesco VI High Yield Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.96%	17.17%	7.01%	1.73%	(3.17%)	11.21%	6.30%	(3.35%)	13.51%	3.32%